ORDINARY SHARES	12 Months Ended
Sep. 30, 2014
ORDINARY SHARES
14.	ORDINARY SHARES

Under the share repurchase programs approved by the Company’s board of directors on November 20, 2008 and April 29, 2011, the Company is authorized to repurchase up to US$20 million worth of its issued and outstanding ADSs from time to time in open-market transactions on NYSE. During the years ended September 30, 2012, 2013 and 2014, the Company repurchased 1,285,464, 67,100 and nil ordinary shares at total considerations of US$993, US$93 and US$nil, respectively. Such shares were immediately canceled after the repurchase.

On March 11, 2014, the Company completed a follow-on public offering of ADSs by the Company and certain selling shareholders. Through the follow-on public offering the Company issued and sold 6,000,000 ordinary shares, representing 1,500,000 ADSs at the price of US$21.00 per ADS. The net proceeds received by the Company, after deducting underwriting commissions and other professional service fees, amounted to US$29,088.